Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Company’s Intangible Assets

The following is a summary of the Company’s intangible assets:

	As of June 30,
	2025	2024
Land use rights	$6,486,513	$6,394,042
Software	36,646	36,124
Total intangible assets	6,523,159	6,430,166
Less: accumulated amortization	(358,378)	(222,857)
Intangible assets, net	$6,164,781	$6,207,309

Schedule of Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows:
Twelve months ended June 30,	Amortization expense
2026	$131,459
2027	130,595
2028	129,730
2029	129,730
2030	129,730
Thereafter	5,513,537
Total	$6,164,781